Fair Value of Financial Instruments Fair Value of Fiancial Instuments (Tables)	6 Months Ended
Jun. 30, 2021
Fair Value Disclosures [Abstract]
Fair Value, by Balance Sheet Grouping [Table Text Block]
The carrying amount and fair value of financial instruments at June 30, 2021 and December 31, 2020 were as follows (in thousands):

		June 30, 2021		December 31, 2020
	Level	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial assets:
Cash and cash equivalents	1	$270,787	$270,787	$84,002	$84,002
Equity investment - Common stock of Scorpio Tankers Inc.	1	47,521	47,521	24,116	24,116

Financial liabilities:
Bank loans, net	2	—	—	170,737	170,737
Financing obligations	2	18,212	18,212	383,747	383,747